23. Tax reform	12 Months Ended
Dec. 31, 2017
Tax Reform
Tax reform

On December 29, 2017, decree No.1112/2017 was issued, by which the Tax Reform Law No. 27430 (“Tax Reform Law”) enacted by the Argentine Congress on December 27, 2017, was passed. The Tax Reform Law was published in the Official Gazette the same date it was enacted. The most relevant aspects of this reform are the following:

a)	Reduction of the corporate income tax rate and additional tax on the distribution of dividends

Through the fiscal year ended December 31, 2017, the corporate income tax rate remains at 35% and will be reduced to 30% during the two following fiscal years beginning on or after January 1st, 2018, and to 25% for the fiscal years beginning on January 1st, 2020. This reduction affected the measurement of deferred tax assets and liabilities as at December 31, 2017, as indicated in note 7.

The reduction of the corporate income tax rate is supplemented by the application of a tax on the dividend distributions made to local natural persons and foreign beneficiaries, which the Company should withhold and pay over the tax authorities as a single and final payment when dividends are distributed. This additional tax will be of 7% or 13% rate, depending on whether dividends were distributed for a period when the Company was subject to 30% or 25% rate, respectively. For this purpose, it is considered, without admitting evidence to the contrary, that the dividends which are distributed are related, in the first place, to older accumulated earnings.

b)	Equalization tax

Pursuant to Law No. 25,053, when dividends are paid exceeding accumulated taxable income as of the year-end immediately preceding the payment date, there is an obligation to withhold, as a single and final payment, 35% on such excess for income tax purpose. This withholding will no longer be applicable for dividends attributable to income accrued during the fiscal years beginning on or after January 1st, 2018.

c)	Tax losses (NOLs)

Section 19 of the Income Tax Law incorporates in the treatment of NOL deduction the possibility of them being used considering the changes in the domestic wholesale price index published by INDEC (Argentine Statistics and Census Institute), for the period between the closing month of the fiscal year when the payment is made.

d)	Adjustment for inflation

Net taxable income for periods beginning on or after January 1st, 2018, will be assessed by deducting from or adding to the taxable income (loss) for the payment period the adjustment for inflation obtained after applying the specific regulation contained in sections 95 to 98 of the Income Tax Law. This adjustment will only be applicable if the change percentage in the domestic wholesale price index provided by INDEC, according to the tables prepared by the AFIP (Argentine Public Revenue Agency) for such purpose, accumulates (a) a percentage higher than 100% during the 36 months prior to the year-end for which the assessment is made, or (b) a variation higher than 100% by one third or two thirds, respectively, in the first and second fiscal years beginning on or after January 1st, 2018, calculated as from the first of fiscal year and through the end of the second each fiscal year.

If the condition for the adjustment for inflation does not take place, an adjustment is allowed for certain assets as it is mentioned in the following paragraph.

e)	Update of the acquisitions and investments made during the fiscal periods beginning on January 1st, 2018

For the acquisitions or investments made during the fiscal periods beginning on January 1st, 2018, the following updates shall apply, based on the change percentage in the domestic wholesale price index provided by INDEC, according to the tables prepared by the AFIP for such purpose:

(1)	When transferring depreciable personal property, buildings which cannot be used as an inventory, intangible assets, shares, contributions or equity interests in companies (including contributions to mutual funds), the tax cost basis considered for determining the gross profit will be updated by the aforementioned index, as from the date of the acquisition or investment until the date of the transfer, and will be decreased, if appropriate, by the applicable depreciations calculated from the updated value.

(2)	The depreciations deductible related to buildings and other constructions on real estate property assigned to activities or as investments, different from inventories, and the depreciations related to assets assigned to the generation of taxable income, will be calculated applying the aforementioned index to the ordinary depreciation charge, referred to the date of the acquisition or construction indicated in the tables prepared by the AFIP.

f)	Tax reappraisal

Law No. 27,430 establishes the option of reappraising for tax purposes, for one time, some assets owned by the tax-payer by the end of the first fiscal year ended after December 29, 2017, the date on which the law came into force, as long as the following conditions are met: (i) the assets are located, placed or economically used within the country, and generate taxable income, (ii) the assets are not subject to accelerated depreciation or have been completely depreciated, and (iii) the assets were not disclosed pursuant to Law No. 27,260.

The performance of the option entails the payment of a special tax regarding all the reappraised assets pursuant to the proportional rates established for each asset, which will be applied over the difference between the residual reappraised tax value and the residual original tax value, calculated pursuant to the rules set forth by the Income Tax Law. The determined tax is not deductible from the income tax and the profit from the reappraisal is exempt from the income tax. In addition, the reappraisal amount, net of the respective depreciations, is not computed in the tax base of the minimum presumed income tax.

The reappraisal is carried out by applying a reappraisal factor which stems from a table contained in Law No. 27,430, as from the year the assets were recorded. From the resulting value, the depreciations which may have been proper in accordance to the income tax law for the elapsed useful life of the assets, including the year of the option, are subtracted. In case of real estate property which is not considered as an inventory and depreciable personal property, the estimate may be done by an independent appraiser, as long as it does not exceed 50% of the amount which would result from the application of the appraisal factor. The reappraised assets will continue to be updated for tax purposes based on the change percentage in the domestic wholesale price index provided by INDEC, according to the tables prepared by the AFIP for such purpose. Thus, the depreciation to be deducted from the income tax will consist of: (i) the depreciation rate determined based on the original value, method and the asset’s useful life duly adopted to determine the income tax, plus (ii) the depreciation rate which corresponds to the amount of the reappraisal with the above-mentioned subsequent update. Should a reappraised asset be transferred during any of the two fiscal years immediately following the fiscal year taken as basis for the reappraisal, the computable cost will be subject to a penalty, which will consist in a 60% reduction of the updated residual amount, if the transfer were made in the first of those fiscal years, or in a 30% reduction, if it were made in the second of such fiscal years.

As of the date of the issuance of these financial statements, the Board of Directors is analyzing the financial effects of the tax reappraisal and it has not yet decided whether they will make use of the option established in Law No. 27,430.

The use of the option of the tax reappraisal implies waiving (i) carrying any legal or out-of-court procedure to claim, with tax purposes, the application of any nature of updating procedures as at the date of the first fiscal year ended after the date on which Law 27,430 came into force and (ii) waiving the actions and rights invoked in procedures already carried in respect of fiscal periods previously ended. In addition, the calculation of the depreciation of the reappraisal amount or its integration as a tax basis when determining the income tax will imply, due to the fiscal year on which such calculation is made, waiver to any update claim.

g)	Advanced reimbursement of the technical credit balance of the value added tax

Law No. 27,430 establishes in the Value Added Tax Law a mechanism by which it is possible to require the reimbursement of the tax credits originated in the definite purchase, building, manufacturing, preparation or import of fixed assets (with the exception of vehicles) subject to depreciation in the income tax, which after six consecutive fiscal years, as from the year in which its consideration as tax credit was applicable, constitute the technical credit balance. If after 60 fiscal years as from the fiscal year immediately following the one where the reimbursement was made, the tax-payer had not generated an excess of tax debit over tax credits for a similar amount, the tax-payer must reimburse the not-applied excess plus the respective interest. These dispositions will apply to the accumulated balance originated in the charges whose right to consideration as tax credit is originated as from January 1st, 2018.

h)	Employers’ contributions

A progressive increase of the employers’ contributions rate of 17% effective for those employers’ contributions accrued as from February 1st, 2018 is established. The increase schedule establishes that the rate will reach 17.50% in 2018, 18% in 2019, 18.50% in 2020 and 19% in 2021. As from January 1st, 2022, the employers’ contributions accrued will be finally settle at 19.50%.

In addition, from the tax basis on which it is proper to apply the rates indicated before, a non-taxable minimum will be deducted which will also be progressive and which will begin in 2018 with ARS 2,400 to finally reach ARS 12,000 as from January 1st, 2022. This non-taxable minimum will be updated as from January 2019 based on the domestic wholesale price index provided by INDEC.